Income Taxes (Details) $ in Millions			3 Months Ended		12 Months Ended
	Dec. 29, 2017 HKD ($)	Dec. 29, 2017 HKD ($)	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Federal income tax flat rate					21.00%	21.00%
Net operating loss carryforward (in Dollars)					$ 150,241	$ 106,555
Lease term					3 years
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits (in Dollars)	$ 2.0	$ 2.0
Income tax rate					16.50%
Income tax rete			16.50%
Cyprus [Member]
Income Taxes [Line Items]
Income tax rate					12.50%
Income tax rete			12.50%
US [Member]
Income Taxes [Line Items]
Federal income tax flat rate			21.00%	21.00%	21.00%	21.00%
Minimum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		8.25%
Income tax rete	8.25%
Maximum [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		16.50%
Income tax rete	16.50%